Long-Term Prepaid Expenses and Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Disclosure Of Long Term Prepaid Expenses Abstract
Long-Term Prepaid Expenses and Other Non-Current Assets
Note 13 – Long-Term Prepaid Expenses and Other Non-Current Assets

	As at December 31,
	2025	2024
	$ Thousands
Advance payment for the acquisition of the remaining partner in the Basin Ranch project	58,267	-
Basin Ranch project development fees receivable	37,959	-
Loan to associated company	-	32,178
Contract costs	7,753	6,576
Other non-current assets	4,269	2,841
	108,248	41,595